Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Other Comprehensive Income (Loss)

21. Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) for the years ended December 31, 2015, 2014, and 2013 are as follows:

	Pretax	Tax effect	Net, before non-controlling interests	Non-controlling interests	Other comprehensive income (loss), net of tax
Year ended December 31, 2013
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(2.917)	$1.346	$(1.571)	$-	$(1.571)
Reclassification adjustments	25.449	(7.393)	18.056	-	18.056
Total other comprehensive income (loss) relating to cash flow hedges	22.532	(6.047)	16.485	-	16.485
Foreign currency translation adjustment	(112.395)	-	(112.395)	(2.044)	(114.439)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	39.571	(17.828)	21.743	-	21.743
Reclassification adjustments	25.418	(9.725)	15.693	-	15.693
Total other comprehensive income (loss) relating to defined benefit pension plans	64.989	(27.553)	37.436	-	37.436
Other comprehensive income (loss)	$(24.874)	$(33.600)	$(58.474)	$(2.044)	$(60.518)

Year ended December 31, 2014
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(3.573)	$1.417	$(2.156)	$-	$(2.156)
Reclassification adjustments	29.120	(8.385)	20.735	-	20.735
Total other comprehensive income (loss) relating to cash flow hedges	25.547	(6.968)	18.579	-	18.579
Foreign currency translation adjustment	(415.703)	-	(415.703)	(6.086)	(421.789)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(232.308)	81.476	(150.832)	-	(150.832)
Reclassification adjustments	17.147	(6.347)	10.800	-	10.800
Total other comprehensive income (loss) relating to defined benefit pension plans	(215.161)	75.129	(140.032)	-	(140.032)
Other comprehensive income (loss)	$(605.317)	$68.161	$(537.156)	$(6.086)	$(543.242)

Year ended December 31, 2015
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$19.635	$(6.154)	$13.481	$-	$13.481
Reclassification adjustments	40.496	(10.914)	29.582	-	29.582
Total other comprehensive income (loss) relating to cash flow hedges	60.131	(17.068)	43.063	-	43.063
Foreign currency translation adjustment	(348.543)	-	(348.543)	(4.961)	(353.504)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	49.304	(14.148)	35.156	-	35.156
Reclassification adjustments	34.623	(12.851)	21.772	-	21.772
Total other comprehensive income (loss) relating to defined benefit pension plans	83.927	(26.999)	56.928	-	56.928
Other comprehensive income (loss)	$(204.485)	$(44.067)	$(248.552)	$(4.961)	$(253.513)

Changes in AOCI by component for the years ended December 31, 2015, 2014, and 2013 are as follows:

	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2012	$(138.341)	$(179.423)	$(174.349)	$(492.113)	$2.869	$(489.244)
Other comprehensive income (loss) before reclassifications	(1.571)	21.743	(112.395)	(92.223)	(2.044)	(94.267)
Amounts reclassified from AOCI	18.056	15.693	-	33.749	-	33.749
Other comprehensive income (loss) after reclassifications	16.485	37.436	(112.395)	(58.474)	(2.044)	(60.518)
Balance at December 31, 2013	$(121.856)	$(141.987)	$(286.744)	$(550.587)	$825	$(549.762)
Other comprehensive income (loss) before reclassifications	(2.156)	(150.832)	(415.703)	(568.691)	(6.086)	(574.777)
Amounts reclassified from AOCI	20.735	10.800	-	31.535	-	31.535
Other comprehensive income (loss) after reclassifications	18.579	(140.032)	(415.703)	(537.156)	(6.086)	(543.242)
Balance at December 31, 2014	$(103.277)	$(282.019)	$(702.447)	$(1.087.743)	$(5.261)	$(1.093.004)
Other comprehensive income (loss) before reclassifications	13.481	35.156	(348.543)	(299.906)	(4.961)	(304.867)
Amounts reclassified from AOCI	29.582	21.772	-	51.354	-	51.354
Other comprehensive income (loss) after reclassifications	43.063	56.928	(348.543)	(248.552)	(4.961)	(253.513)
Balance at December 31, 2015	$(60.214)	$(225.091)	$(1.050.990)	$(1.336.295)	$(10.222)	$(1.346.517)

Reclassifications out of AOCI for the years ended December 31, 2015, 2014, and 2013 are as follows:

Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income			Location of (Gain) Loss reclassified from AOCI in Income
	2015	2014	2013
(Gain) Loss related to cash flow hedges
Interest rate contracts	$22.810	$26.571	$28.111	Interest income/expense
Foreign exchange contracts	17.686	2.549	(3.251)	Costs of Revenue
Foreign exchange contracts	-	-	589	Interest income/expense
	40.496	29.120	25.449	Total before tax
	(10.914)	(8.385)	(7.393)	Tax expense or benefit
	$29.582	$20.735	$18.056	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) loss	$34.623	$17.147	$25.418	(1)
	34.623	17.147	25.418	Total before tax
	(12.851)	(6.347)	(9.725)	Tax expense or benefit
	$21.772	$10.800	$15.693	Net of tax
Total reclassifications for the period	$51.354	$31.535	$33.749	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 11 for additional details).